OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended			0 Months Ended			36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Nusantara Regas Satu	Dec. 31, 2011 FSRU conversion parts	Dec. 31, 2010 FSRU conversion parts	Dec. 31, 2011 FSRU conversion parts Golar Spirit	Dec. 31, 2011 Cost method investment (unlisted)	Dec. 31, 2010 Cost method investment (unlisted)	Dec. 31, 2009 Cost method investment (unlisted)	Dec. 31, 2010 TORP Technology	Dec. 31, 2011 TORP Technology	Dec. 31, 2010 TORP Technology	Dec. 31, 2011 OLT Offshore LNG Toscana S.p.A.
Components of other non-current assets:
Deferred tax asset	$ 622,000	$ 1,231,000
Other investments	7,347,000	7,347,000										0	0	7,300,000
Other long-term assets	6,324,000	29,944,000			3,500,000	12,000,000
Other non-current assets	14,293,000	38,522,000
Impairment of long-term assets	500,000	4,500,000	1,500,000					0	3,000,000	0	3,000,000
Cost method investment, ownership percentage												1.10%	1.10%	2.70%
Other long-term assets used in period							8,400,000
Payments to acquire equipment				$ 17,900,000